Loans Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Conduit Pharmaceuticals Ltd [Member]
Loans Payable

6. Loans Payable

On May 1, 2022, the Company entered into Loan Agreements (the “Loans”) with two lenders, totaling $0.2 million. The Loans mature two years from the date of the agreement and bear no interest. Each loan was made available to the Company by the lenders in three tranches of (i) $33 thousand (£30 thousand); (ii) $33 thousand (£30 thousand) and (iii) $28 thousand (£25 thousand), totaling $0.2 million. The Loans provided for events of default, including, among others, failure to make payment, bankruptcy and non-compliance with the terms of the Loans. As of March 31, 2023 the Company utilized all three tranches of the first loan and two out of three tranches of the second loan, with total loans payable at March 31, 2023 and December 31, 2022 of $0.2 million and $0.2 million, respectively.

Conduit Pharmaceuticals Limited [Member]
Loans Payable

6. Loans Payable

On May 1, 2022, the Company entered into Loan Agreements (the “Loans”) with two lenders, totaling $0.2 million. The Loans mature two years from the date of the agreement and bear no interest. Each loan was made available to the Company by the lenders in three tranches of (i) $33 thousand (£30 thousand); (ii) $33 thousand (£30 thousand) and (iii) $28 thousand (£25 thousand), totaling $0.2 million. The Loans provided for events of default, including, among others, failure to make payment, bankruptcy and non-compliance with the terms of the Loans. As of December 31, 2022 the Company utilized all three tranches of the first loan and two out of three tranches of the second loan, with total loans payable at December 31, 2022 of $0.2 million.